Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt	Dec. 31, 2017			Dec. 31, 2016
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	1.30 - 5.45%	2018 - 2028	$23,329	1.30 - 5.94%	$20,005
Floating rate	1.49 - 2.74%	2018 - 2038	2,829	0.80 - 2.05%	2,828
Subordinated debt (a)	3.00 - 7.50%	2018 - 2029	1,821	3.00 - 7.50%	1,383
Junior subordinated debentures (b)	N/A	N/A	—	1.87%	247
Total			$27,979		$24,463

(a)	Fixed rate.

(b)	Floating rate at Dec. 31, 2016.